Leases - Additional Information (Detail) - CAD ($)	9 Months Ended
	Sep. 30, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	12 years
Right-of-use assets	$ 4,741,194		$ 916,028	$ 3,660,717	$ 4,206,808	$ 285,086
Lease Liabilities	$ 7,483,564		$ 1,045,472
Right of use assets discount rate	8.00%
Level 3 of fair value hierarchy [member]
Disclosure of quantitative information about right-of-use assets [line items]
Income from subleasing right-of-use assets	$ 7,476,902
Office Space [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 6,322,509
Lease Liabilities		$ 6,221,749
Impairment charge for the year	2,127,742
Office Space [Member] | EDM [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Income from subleasing right-of-use assets	0
Office Space [Member] | CAL [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Income from subleasing right-of-use assets	$ 4,178,473